The Gabelli Small Cap Growth Fund
Schedule of Investments — June 30 , 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.2%
Aerospace and Defense  — 1.8%
31,000 Allient Inc. .................................................. $ 3,190,830
58,000 Innovative Solutions and Support Inc.† ..... 1,044,000
6,500 Kratos Defense & Security Solutions Inc.† 324,090
7,000 National Presto Industries Inc. ................... 874,930
4,000 Redwire Corp.† .......................................... 48,920
325,000 Textron Inc. ................................................ 29,812,250
35,295,020
Agriculture  — 0.1%
50,000 FMC Corp. .................................................. 575,000
64,000 Limoneira Co. ............................................. 840,320
1,415,320
Automotive  — 0.1%
18,300 Blue Bird Corp.† ......................................... 1,444,968
94,022 China Automotive Systems Inc.† ............... 420,278
1,865,246
Automotive: Parts and Accessories  — 4.9%
142,000 BorgWarner Inc. ......................................... 9,428,800
832,000 Brembo NV ................................................ 9,734,586
65,000 Commercial Vehicle Group Inc.† ................ 300,300
650,000 Dana Inc. .................................................... 17,686,500
96,000 Garrett Motion Inc. ..................................... 3,478,080
62,000 Modine Manufacturing Co.† ....................... 16,555,240
132,000 Monro Inc. ................................................. 2,258,520
64,500 O'Reilly Automotive Inc.† ........................... 5,939,805
28,000 Phinia Inc. .................................................. 2,306,360
45,000 Puradyn Filter Technologies Inc.† .............. 5
180,000 Standard Motor Products Inc. .................... 7,014,600
226,000 Strattec Security Corp.† ............................. 18,407,700
18,400 Thor Industries Inc. .................................... 1,382,944
94,493,440
Aviation: Parts and Services  — 3.3%
20,000 AAR Corp.† ................................................ 2,858,600
8,500 Astronics Corp.† ........................................ 690,710
31,700 Astronics Corp., Cl. B† ............................... 2,409,200
50,000 Ducommun Inc.† ....................................... 9,260,500
80,000 Moog Inc., Cl. A ......................................... 33,907,200
18,212 Moog Inc., Cl. B ......................................... 7,779,438
17,200 Woodward Inc. ........................................... 7,317,568
64,223,216
Broadcasting  — 1.4%
4,000 Beasley Broadcast Group Inc., Cl. A† ......... 105,000
165,000 Corus Entertainment Inc., Cl. B† ................ 4,072
35,500 Fox Corp., Cl. A .......................................... 1,851,680
5,800 Fox Corp., Cl. B .......................................... 271,672
25,000 Gray Media Inc. .......................................... 99,250
71,700 Gray Media Inc., Cl. A ................................ 501,900
850,000 Grupo Televisa SAB, ADR† ......................... 2,303,500
100,000 ITV plc ........................................................ 106,912
Shares
Market
Value
13,000 Liberty Broadband Corp., Cl. A† ................. $ 432,640
22,000 Nexstar Media Group Inc. .......................... 3,928,980
100,000 Salem Media Group Inc.† ........................... 97,500
133,000 Sirius XM Holdings Inc. ............................. 3,928,820
45,000 Townsquare Media Inc., Cl. A ..................... 318,150
344,000 Versant Media Group Inc. .......................... 12,387,440
26,337,516
Building and Construction  — 4.1%
71,000 Arcosa Inc. ................................................. 10,315,590
200,000 Armstrong Flooring Inc.† ........................... 0
6,500 D.R. Horton Inc. ......................................... 1,058,720
31,500 Gibraltar Industries Inc.† ........................... 1,420,650
152,000 Herc Holdings Inc. ..................................... 21,787,680
37,500 KB Home .................................................... 2,347,125
310,000 Lennar Corp., Cl. B ..................................... 27,500,100
2,000 Meritage Homes Corp. ............................... 167,700
1,050 NVR Inc.† ................................................... 7,154,070
21,600 PulteGroup Inc. .......................................... 2,963,736
420 The Monarch Cement Co. ........................... 120,645
71,000 Titan Machinery Inc.† ................................ 1,499,520
5,200 Toll Brothers Inc. ........................................ 856,700
23,000 Trex Co. Inc.† ............................................. 1,150,920
78,343,156
Business Services  — 3.0%
337,000 ALSOK Co. Ltd. .......................................... 2,213,574
800,000 Clear Channel Outdoor Holdings Inc.† ....... 1,936,000
34,500 Live Nation Entertainment Inc.† ................. 6,317,295
40,000 Loomis AB ................................................. 1,960,325
86,500 Madison Square Garden Entertainment
Corp.† .................................................... 6,996,985
13,000 McGrath RentCorp ..................................... 1,573,390
80,000 Ranpak Holdings Corp.† ............................ 584,800
18,000 RB Global Inc. ............................................ 2,096,100
340,000 S4 Capital plc ............................................. 142,063
25,000 TransAct Technologies Inc.† ...................... 146,000
1,605,000 Trans-Lux Corp.† ....................................... 17,815
30,000 United Rentals Inc. ..................................... 33,986,700
57,971,047
Cable  — 0.3%
56,000 AMC Global Media Inc., Cl. A† ................... 558,880
55,000 EchoStar Corp., Cl. A† ............................... 5,582,500
6,141,380
Communications Equipment  — 0.4%
140,000 Telesat Corp.† ............................................ 7,086,800
6,500 Vistance Networks Inc. .............................. 83,070
7,169,870
Computer Software and Services  — 0.9%
350,000 Alithya Group Inc., Cl. A† ........................... 249,270
6,000 Omnicom Group Inc. .................................. 436,980
15,000 Rockwell Automation Inc. .......................... 7,426,200

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30 , 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
30,000 Stratasys Ltd.† ........................................... $ 256,800
29,700 Tyler Technologies Inc.† ............................. 8,686,062
17,055,312
Consumer Products  — 1.3%
185,000 1-800-Flowers.com Inc., Cl. A† .................. 643,800
70,000 Brunswick Corp. ......................................... 5,896,800
32,000 Chofu Seisakusho Co. Ltd. ......................... 391,057
39,000 Church & Dwight Co. Inc. .......................... 3,778,320
13,000 Edgewell Personal Care Co. ....................... 349,180
111,000 Energizer Holdings Inc. .............................. 2,379,840
3,300 Kobayashi Pharmaceutical Co. Ltd. ............ 110,612
3,000 LCI Industries ............................................ 317,640
50,112 MasterCraft Boat Holdings Inc.† ................ 1,293,892
194,272 Sally Beauty Holdings Inc.† ....................... 2,747,006
3,700 Shimano Inc. .............................................. 394,702
7,000 Spectrum Brands Holdings Inc. ................. 600,250
9,500 Steven Madden Ltd. ................................... 399,950
10,000 Sturm Ruger & Co. Inc. ............................. 378,500
25,000 The Scotts Miracle-Gro Co. ........................ 1,702,750
9,500 WD-40 Co. ................................................. 2,314,580
120,000 Wolverine World Wide Inc. ........................ 1,983,600
25,682,479
Consumer Services  — 0.7%
2,625 Angi Inc.† ................................................... 15,619
53,000 Bowlin Travel Centers Inc.† ........................ 186,825
179,000 OPENLANE Inc.† ........................................ 7,381,960
5,000 People Inc.† ............................................... 230,800
145,000 Rollins Inc. ................................................. 6,052,300
13,867,504
Diversified Industrial  — 12.2%
10,000 Acuity Inc. .................................................. 3,766,600
85,000 Albany International Corp., Cl. A ................ 6,332,500
256,500 Crane Co. ................................................... 57,217,455
127,500 Crane NXT Co. ............................................ 6,522,900
88,000 Distribution Solutions Group Inc.† ............. 2,406,800
20,000 Enerpac Tool Group Corp. .......................... 717,200
37,100 Enpro Inc. .................................................. 13,984,103
103,500 Greif Inc., Cl. A ........................................... 7,709,715
93,500 Greif Inc., Cl. B ........................................... 8,745,990
155,000 Griffon Corp. .............................................. 15,117,150
35,000 Hyster-Yale Inc. .......................................... 1,227,100
15,500 INNOVATE Corp.† ...................................... 289,385
4,000 Knife River Corp.† ...................................... 334,600
111,000 L.B. Foster Co., Cl. A† ................................ 5,013,870
36,500 Lincoln Electric Holdings Inc. ..................... 9,691,115
30,000 Lindsay Corp. ............................................. 3,714,000
500 LSB Industries Inc.† .................................. 5,405
51,000 Matthews International Corp., Cl. A ............ 1,372,920
910,000 Myers Industries Inc. ................................. 32,132,100
Shares
Market
Value
137,200 Oil- Dri Corp. of America ............................. $ 14,023,212
326,701 Park-Ohio Holdings Corp. .......................... 12,561,653
12,500 Pentair plc .................................................. 958,250
13,400 Roper Technologies Inc. ............................. 4,534,426
53,200 Sonoco Products Co. ................................. 2,997,820
43,500 Standex International Corp. ........................ 15,558,645
7,000 Terex Corp. ................................................. 506,730
215,000 Trinity Industries Inc. ................................. 7,434,700
234,876,344
Electronics  — 3.2%
100,500 Badger Meter Inc. ...................................... 14,912,190
59,700 Bel Fuse Inc., Cl. A ..................................... 17,386,431
365,000 CTS Corp. ................................................... 23,794,350
57,000 Daktronics Inc.† ......................................... 1,114,920
120,000 Gentex Corp. .............................................. 3,032,400
20,000 IMAX Corp.† .............................................. 797,200
18,400 Napco Security Technologies Inc. .............. 698,832
59,000 Stoneridge Inc.† ......................................... 431,880
62,168,203
Energy and Utilities  — 2.8%
32,000 APA Corp. .................................................. 1,042,240
14,000 Avista Corp. ................................................ 572,740
10,000 Cadiz Inc.† ................................................. 41,800
9,800 Chesapeake Utilities Corp. .......................... 1,200,304
35,000 CMS Energy Corp. ...................................... 2,677,500
20,000 Consolidated Water Co. Ltd. ....................... 590,000
35,100 Diamondback Energy Inc. .......................... 6,169,878
74,000 Energy Recovery Inc.† ............................... 667,480
325,000 Energy Transfer LP ..................................... 6,214,000
8,000 H2O America .............................................. 486,160
20,000 Hawaiian Electric Industries Inc.† .............. 270,600
108,000 Innovex International Inc.† ........................ 2,678,400
30,000 Landis+Gyr Group AG ................................ 1,607,673
19,000 Marathon Petroleum Corp. ......................... 4,857,730
3,500 Middlesex Water Co. .................................. 196,560
3,000 National Fuel Gas Co. ................................. 231,630
120,000 Navigator Holdings Ltd. ............................. 2,235,600
73,000 Northwest Natural Holding Co. ................... 3,581,380
21,500 Northwestern Energy Group Inc. ................ 1,539,830
9,100 Otter Tail Corp. ........................................... 818,818
43,000 RGC Resources Inc. ................................... 1,027,700
1,680,000 RPC Inc. ..................................................... 9,794,400
26,500 Southwest Gas Holdings Inc. ..................... 2,350,020
5,400 Spire Inc. ................................................... 421,686
31,000 The York Water Co. .................................... 950,150
50,000 Vestas Wind Systems A/S .......................... 1,410,959
60,000 XPLR Infrastructure LP† ............................ 708,600
54,343,838
Entertainment  — 4.8%
182,232 Atlanta Braves Holdings Inc., Cl. A† ........... 10,261,484
240,000 Atlanta Braves Holdings Inc., Cl. C† ........... 12,456,000

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30 , 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
46,000 Entravision Communications Corp., Cl. A .. $ 599,840
16,856 Liberty Live Holdings Inc., Cl. A† ............... 1,706,839
9,768 Liberty Live Holdings Inc., Cl. C† ............... 1,031,891
20,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ...................................................... 1,750,800
27,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ...................................................... 2,568,780
572,600 Lionsgate Studios Corp.† ........................... 8,766,506
38,000 Madison Square Garden Sports Corp.† ...... 15,269,920
150,000 Manchester United plc, Cl. A† .................... 3,439,500
50,000 Reading International Inc., Cl. A† ............... 64,000
7,000 Reading International Inc., Cl. B† ............... 60,270
236,000 Sinclair Inc. ................................................ 3,363,000
90,000 Sphere Entertainment Co.† ........................ 15,572,700
42,000 Starz Entertainment Corp.† ........................ 1,212,120
7,800 Take-Two Interactive Software Inc.† .......... 1,949,844
164,000 The Marcus Corp. ....................................... 3,847,440
3,500 The Walt Disney Co. ................................... 336,875
42,400 TKO Group Holdings Inc. ........................... 8,535,544
35,000 Universal Entertainment Corp.† ................. 135,613
92,928,966
Environmental Services  — 0.6%
11,000 Gentherm Inc.† .......................................... 375,210
56,000 Republic Services Inc. ............................... 11,932,480
12,307,690
Equipment and Supplies  — 20.5%
17,200 A.O. Smith Corp. ........................................ 1,078,784
310,000 AMETEK Inc. .............................................. 75,001,400
41,000 Ardagh Metal Packaging SA ....................... 194,340
50,000 AZZ Inc. ..................................................... 7,752,500
9,200 Chart Industries Inc.† ................................ 1,922,248
89,500 Crown Holdings Inc. .................................. 10,007,890
99,500 Donaldson Co. Inc. ..................................... 8,932,115
156,000 Federal Signal Corp. ................................... 20,044,440
232,500 Flowserve Corp. ......................................... 17,242,200
150,000 Franklin Electric Co. Inc. ............................ 16,078,500
400,000 Graco Inc. .................................................. 30,244,000
30,500 IDEX Corp. ................................................. 6,921,975
125,000 Interpump Group SpA ................................ 4,830,342
6,200 Littelfuse Inc. ............................................. 2,823,046
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 1,012,085
6,000 MSA Safety Inc. ......................................... 1,047,480
500,000 Mueller Industries Inc. ............................... 61,465,000
228,200 Mueller Water Products Inc., Cl. A ............. 5,894,406
166,000 Tennant Co. ................................................ 14,531,640
701,000 The Gorman-Rupp Co. ............................... 64,309,740
82,200 The Greenbrier Companies Inc. .................. 4,028,622
50,500 The Manitowoc Co. Inc.† ........................... 701,445
50,000 The Middleby Corp.† .................................. 8,600,500
Shares
Market
Value
36,000 The Timken Co. .......................................... $ 5,231,520
30,500 The Toro Co. ............................................... 2,971,310
4,400 Valmont Industries Inc. .............................. 2,541,440
7,800 Watsco Inc., Cl. B ....................................... 3,309,735
39,000 Watts Water Technologies Inc., Cl. A ......... 15,266,550
50,000 Xerox Holdings Corp. ................................. 156,500
394,141,753
Financial Services  — 3.8%
5,500 Ameris Bancorp ......................................... 496,430
32,915 Atlantic Union Bankshares Corp. ................ 1,392,634
2,000 Capital City Bank Group Inc. ...................... 98,840
12,300 Capitol Federal Financial Inc. ...................... 104,673
20,800 Crazy Woman Creek Bancorp Inc. .............. 727,064
37,500 Eagle Bancorp Inc. ..................................... 1,064,625
240 Farmers & Merchants Bank of Long Beach 2,157,597
66,000 FNB Corp. ................................................... 1,259,280
370,000 GAM Holding AG† ...................................... 30,681
25,000 Hanover Bancorp Inc. ................................ 583,000
2,000 HomeTrust Bancshares Inc. ....................... 99,780
230,000 Hope Bancorp Inc. ..................................... 3,146,400
360,000 Huntington Bancshares Inc. ....................... 6,382,800
450,000 KKR & Co. Inc. ........................................... 41,301,000
78,000 Medallion Financial Corp. ........................... 796,380
230,000 OceanFirst Financial Corp. .......................... 4,491,900
22,600 Pinnacle Financial Partners Inc. ................. 2,279,888
11,000 PROG Holdings Inc. ................................... 512,710
11,500 Southern First Bancshares Inc.† ................ 702,650
16,000 TFS Financial Corp. .................................... 283,520
14,500 Thomasville Bancshares Inc. ...................... 1,487,337
2,000 USCB Financial Holdings Inc. ..................... 40,920
210,000 Valley National Bancorp ............................. 3,076,500
34,308 Value Line Inc. ........................................... 1,388,788
10,000 Waterloo Investment Holdings Ltd.†(a) ..... 3,500
130,000 Wright Investors' Service Holdings Inc.† ... 31,200
73,940,097
Food and Beverage  — 3.5%
423,000 Arca Continental SAB de CV ....................... 5,058,342
14,000 BellRing Brands Inc.† ................................ 181,160
76,000 Brown-Forman Corp., Cl. A ........................ 2,079,360
40,000 Bull-Dog Sauce Co. Ltd. ............................. 427,811
90,000 Canada Packers Inc. ................................... 1,215,230
82,000 China Tontine Wines Group Ltd.† ............... 1,913
250,000 Crimson Wine Group Ltd.† ........................ 1,104,000
500,000 Dynasty Fine Wines Group Ltd. .................. 11,730
380,000 Flowers Foods Inc. ..................................... 3,002,000
114,000 ITO EN Ltd. ................................................ 2,062,370
92,000 Iwatsuka Confectionery Co. Ltd. ................ 1,731,419
18,500 John B Sanfilippo & Son Inc. ..................... 1,590,815
255,000 Kameda Seika Co. Ltd. ............................... 1,918,048
1,200,000 Kikkoman Corp. ......................................... 12,310,342
594,000 Maple Leaf Foods Inc. ................................ 12,778,382

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30 , 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
12,000 MEIJI Holdings Co. Ltd. ............................. $ 279,271
496,000 Morinaga Milk Industry Co. Ltd. ................ 3,866,540
10,500 National Beverage Corp.† ........................... 327,600
130,500 Nissin Foods Holdings Co. Ltd. .................. 2,239,275
12,000 Post Holdings Inc.† .................................... 1,059,120
100,000 Premier Foods plc ...................................... 270,861
3,500 The Boston Beer Co. Inc., Cl. A† ................ 619,605
40,000 The Hain Celestial Group Inc.† ................... 22,408
55,000 The J.M. Smucker Co. ................................ 6,187,500
625,000 Tingyi (Cayman Islands) Holding Corp. ...... 779,372
33,475 Tootsie Roll Industries Inc. ........................ 1,323,936
370,000 Vina Concha y Toro SA ............................... 345,132
950,000 Vitasoy International Holdings Ltd. ............ 784,919
20,000 Willamette Valley Vineyards Inc.† .............. 50,200
205,000 Yakult Honsha Co. Ltd. ............................... 3,462,161
67,090,822
Food and Staples Retailing  — 0.1%
53,000 United Natural Foods Inc.† ......................... 2,420,510
Health Care  — 2.5%
5,400 Align Technology Inc.† ............................... 910,764
6,700 Bio-Rad Laboratories Inc., Cl. A† ............... 1,967,187
12,500 Bruker Corp. ............................................... 752,250
21,000 CONMED Corp. .......................................... 687,330
10,000 Dentsply Sirona Inc. ................................... 106,100
50,000 Dexcom Inc.† ............................................. 3,367,500
22,500 Electromed Inc.† ........................................ 951,750
15,000 Evolent Health Inc., Cl. A† .......................... 81,300
190,000 Globus Medical Inc., Cl. A† ........................ 15,011,900
25,600 GRAIL Inc.† ............................................... 1,747,712
70,000 Henry Schein Inc.† ..................................... 5,846,400
28,000 ICU Medical Inc.† ....................................... 4,104,800
115,000 Neogen Corp.† ........................................... 1,033,850
14,000 NeoGenomics Inc.† .................................... 204,260
30,000 Neuronetics Inc.† ....................................... 39,000
170,000 OPKO Health Inc.† ..................................... 255,000
96,800 Orthofix Medical Inc.† ................................ 884,752
70,000 Perrigo Co. plc ........................................... 727,300
72,000 QuidelOrtho Corp.† .................................... 1,261,080
18,000 Seikagaku Corp. ......................................... 79,375
22,000 STERIS plc ................................................. 4,632,540
19,000 Straumann Holding AG .............................. 2,501,980
3,500 Teleflex Inc. ................................................ 443,660
38,000 United-Guardian Inc. .................................. 271,320
47,869,110
Home Furnishings  — 0.3%
161,500 Bassett Furniture Industries Inc. ................ 2,861,780
48,800 La-Z-Boy Inc. ............................................. 1,957,856
4,819,636
Shares
Market
Value
Hotels and Gaming  — 1.2%
23,000 Boyd Gaming Corp. .................................... $ 2,031,590
189,500 Canterbury Park Holding Corp. .................. 2,986,520
120,000 Churchill Downs Inc. .................................. 10,756,800
120,000 Formosa International Hotels Corp. ........... 672,390
533,500 Full House Resorts Inc.† ............................ 1,488,465
745,000 Genting Singapore Ltd. .............................. 351,266
100,000 Inspired Entertainment Inc.† ...................... 825,000
300,000 Ollamani SAB† ........................................... 1,415,297
2,500,000 The Hongkong & Shanghai Hotels Ltd.† .... 1,676,686
13,300 Wynn Resorts Ltd. ..................................... 1,291,297
23,495,311
Machinery  — 2.5%
49,000 Aebi Schmidt Holding AG ........................... 614,950
310,000 Astec Industries Inc. .................................. 18,968,900
1,400,000 CNH Industrial NV ...................................... 15,722,000
99,500 Kennametal Inc. ......................................... 3,487,475
4,300 Nordson Corp. ........................................... 1,297,267
153,000 The Eastern Co. .......................................... 4,261,050
160,000 Twin Disc Inc. ............................................. 3,712,000
48,063,642
Manufactured Housing and Recreational
Vehicles  — 1.7%
35,000 Cavco Industries Inc.† ............................... 21,503,300
73,000 Champion Homes Inc.† .............................. 6,432,760
75,500 Nobility Homes Inc. .................................... 2,240,463
49,500 Winnebago Industries Inc. ......................... 1,546,380
31,722,903
Metals and Mining  — 0.6%
200,000 Ampco -Pittsburgh Corp.† .......................... 1,730,000
45,000 Ivanhoe Mines Ltd., Cl. A† ......................... 352,512
22,900 Keweenaw Land Association Ltd.† ............. 1,163,091
95,000 Kinross Gold Corp. ..................................... 2,243,900
710,000 Tredegar Corp.† ......................................... 5,651,600
11,141,103
Publishing  — 0.3%
2,700 Graham Holdings Co., Cl. B ........................ 3,081,834
4,500 John Wiley & Sons Inc., Cl. B .................... 210,555
62,900 Lee Enterprises Inc.† ................................. 563,584
34,000 News Corp., Cl. A ....................................... 844,220
708,000 The E.W. Scripps Co., Cl. A† ...................... 1,961,160
6,661,353
Real Estate  — 3.4%
83,500 Capital Properties Inc., Cl. A ...................... 1,217,012
47,500 Gaming and Leisure Properties Inc., REIT . 2,115,175
19,007 Gyrodyne LLC† .......................................... 118,414
17,500 Lamar Advertising Co., Cl. A, REIT ............. 2,729,650
135,500 Millrose Properties Inc., REIT .................... 4,071,775
89,200 Morguard Corp. ......................................... 7,825,952
30,700 Outfront Media Inc., REIT .......................... 1,005,732

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30 , 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
200,000 Ryman Hospitality Properties Inc., REIT .... $ 25,710,000
25,000 Seritage Growth Properties, Cl. A† ............. 65,750
123,000 Tejon Ranch Co.† ....................................... 2,300,100
235,000 The St. Joe Co. ........................................... 14,718,050
300,000 Trinity Place Holdings Inc.† ........................ 6,150
80,000 Trinity Place Holdings Inc., New York†(a) .. 0
96,514 VICI Properties Inc., REIT .......................... 2,562,447
64,446,207
Restaurants  — 1.1%
1,070 Biglari Holdings Inc., Cl. A† ....................... 2,252,007
20,000 Cracker Barrel Old Country Store Inc. ........ 1,066,000
68,500 Krispy Kreme Inc.† .................................... 241,805
148,200 Nathan's Famous Inc. ................................ 15,057,120
60,000 Rock Field Co. Ltd. ..................................... 484,886
13,000 The Cheesecake Factory Inc. ...................... 1,034,020
20,135,838
Retail  — 5.1%
52,000 Advance Auto Parts Inc. ............................. 3,235,440
25,000 Arko Corp. .................................................. 200,750
90,000 AutoNation Inc.† ........................................ 16,721,100
294,000 Copart Inc.† ............................................... 8,287,860
180,000 Ingles Markets Inc., Cl. A ........................... 15,944,400
49,435 Lands' End Inc.† ........................................ 518,079
60,500 Movado Group Inc. .................................... 2,378,255
65,000 Penske Automotive Group Inc. ................... 11,631,750
75,000 Pets at Home Group plc ............................. 176,484
451,000 Rush Enterprises Inc., Cl. B ....................... 34,501,500
21,900 Salvatore Ferragamo SpA † ......................... 272,500
93,500 Tractor Supply Co. ..................................... 2,955,535
34,555 Village Super Market Inc., Cl. A .................. 1,457,530
98,281,183
Semiconductors  — 0.6%
38,200 Entegris Inc. ............................................... 6,870,652
8,000 MKS Inc. .................................................... 3,558,400
30,000 Renesas Electronics Corp. ......................... 886,928
11,315,980
Specialty Chemicals  — 2.6%
2,400 Albemarle Corp. ......................................... 324,072
30,000 Arq Inc.† .................................................... 76,500
25,000 Ashland Inc. ............................................... 1,647,250
80,000 Burnham Holdings Inc., Cl. A ..................... 1,904,160
306,000 Core Molding Technologies Inc.† ............... 7,221,600
42,000 Element Solutions Inc. ............................... 2,005,500
230,000 H.B. Fuller Co. ............................................ 13,406,700
35,400 Hawkins Inc. .............................................. 5,030,340
25,000 Huntsman Corp. ......................................... 265,500
6,000 JSP Corp. ................................................... 91,922
53,700 Minerals Technologies Inc. ......................... 3,972,189
Shares
Market
Value
5,600 NewMarket Corp. ....................................... $ 4,430,944
30,000 Olin Corp. ................................................... 594,600
8,400 Quaker Chemical Corp. .............................. 1,334,508
10,000 Rogers Corp.† ............................................ 1,637,300
22,500 Sensient Technologies Corp. ...................... 2,774,025
13,000 T. Hasegawa Co. Ltd. .................................. 255,051
12,500 Takasago International Corp. ...................... 86,026
91,200 The General Chemical Group Inc.†(a) ........ 0
120,000 Treatt plc .................................................... 484,685
49,500 Valvoline Inc.† ............................................ 1,957,230
49,500,102
Telecommunications  — 0.6%
66,000 Borussia Dortmund GmbH & Co. KGaA ..... 226,235
9,000 Cogeco Communications Inc. .................... 402,073
24,000 Cogeco Inc. ................................................ 1,048,503
3,500 IDT Corp., Cl. B .......................................... 203,560
3,000 Liberty Capital Corp., Cl. A† ....................... 65,700
9,000 Liberty Capital Corp., Cl. C† ....................... 194,040
190,000 Liberty Global Ltd., Cl. A† .......................... 2,160,300
122,000 Liberty Global Ltd., Cl. C† .......................... 1,342,000
70,000 Liberty Latin America Ltd., Cl. A† ............... 548,800
86,000 Nuvera Communications Inc.† ................... 1,488,041
78,000 Shenandoah Telecommunications Co. ....... 1,176,240
42,000 Sunrise Communications AG, Cl. A ............ 2,089,604
10,945,096
Transportation  — 2.5%
265,000 GATX Corp. ................................................ 46,955,350
165,000 Hertz Global Holdings Inc.† ....................... 373,725
18,600 Irish Continental Group plc ........................ 132,190
47,461,265
Wireless Telecommunications  — 0.4%
47,500 Array Digital Infrastructure Inc. .................. 1,722,350
61,000 Gogo Inc.† ................................................. 189,100
82,000 Rogers Communications Inc., Cl. B ........... 2,665,000
35,500 Telephone and Data Systems Inc. .............. 1,313,855
41,500 VEON Ltd., ADR† ....................................... 2,166,715
8,057,020
TOTAL COMMON STOCKS .................. 1,907,994,478
CLOSED-END FUNDS  — 0.1%
38,500 The Central Europe, Russia, and Turkey
Fund Inc. ................................................ 791,175
99,000 The New Germany Fund Inc. ...................... 1,134,540
32,229 The European Equity Fund Inc. .................. 354,358
TOTAL CLOSED-END FUNDS ............... 2,280,073

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30 , 2026 (Unaudited)
Shares
Market
Value
PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
78,000 Jungheinrich AG ........................................ $ 2,058,736
Telecommunications  — 0.0%
7,000 Liberty Latin America Ltd., Ser. A, 9.000% 151,830
TOTAL PREFERRED STOCKS ............... 2,210,566
WARRANTS  — 0.0%
Equipment and Supplies  — 0.0%
20,000 Xerox Holdings Corp., expire 02/14/28† .... 5,508
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable  — 0.0%
$ 200,000 AMC Global Media Inc.,
4.250%, 02/15/29 .................................. 213,750
U.S. GOVERNMENT OBLIGATIONS  — 0.6%
10,445,000 U.S. Treasury Bills,
3.646% to 3.656%††,
09/03/26 to 09/10/26(b) ......................... 10,377,113
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $407,308,765) .............................. $ 1,923,081,488
Shares
SECURITIES SOLD SHORT — (0.1)%
Electronics — (0.1)%
4,000 Bel Fuse Inc., Cl. B ......................... $ 1,332,160
TOTAL SECURITIES SOLD SHORT
(Proceeds received $659,606)(c) ........ $ 1,332,160
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At June 30, 2026, $1,000,000 of the principal amount was pledged as collateral for securities sold short.
(c) At June 30, 2026, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust